John Deere Owner Trust 2014-B	EXHIBIT 99.2
Statement to Certificateholders

$317,000,000 Class A-1 0.21% Asset Backed Notes due September 24, 2015
$225,000,000 Class A-2A 0.54% Asset Backed Notes due July 17, 2017
$100,000,000 Class A-2B Floating Rate Asset Backed Notes due July 17, 2017
$283,000,000 Class A-3 1.07% Asset Backed Notes due November 15, 2018
$84,915,000 Class A-4 1.50% Asset Backed Notes due June 15, 2021
$25,896,582 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:	N/A
Class A-2B interest rate:	N/A

Payment Date:			15-Dec-17

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$7,057,676.27
		per $1,000 original principal amount:	$24.94

	(e)	Class A-4 Notes:	$865,765.57
		per $1,000 original principal amount:	$10.20

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$7,923,441.84

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iv) Class A-3 Notes:	$6,293.09
		per $1,000 original principal amount:	$0.02

		(v) Class A-4 Notes:	$106,143.75
		per $1,000 original principal amount:	$1.25

		(vi) Total:	$112,436.84

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$109,378,668.70

	(b)	Note Value at end of related Collection Period:		$109,945,816.92

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$0.00
		(ii)	A-2A Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$0.00
		(ii)	A-2B Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,049,234.43
		(ii)	A-4 Note Pool Factor:	0.9898043

	(f)	(i)	Certificate Balance:	$25,896,582.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$97,880.18
		(i)	per $1,000 original principal amount:	$0.09
	(b)	Amount of Servicing Fee earned:		$97,880.18
	(c)	Amount of Servicing Fee paid:		$97,880.18
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,358,115.82
	(ii)	Specified Reserve Account Balance:		$10,358,115.82

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$2,449,270.80
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.24%

(11)	(i)	Aggregate amount of net losses for the collection period:		($22,564.74)
	(ii)	Cumulative amount of net losses:		$2,065,183.76
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.20%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$95,222.96
		(ii)	% of Pool Balance:	0.08%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%